Transition disclosures - Balance sheet movement - Assets, impact of transition to IFRS 9 and IFRS 15 (Details) - GBP (£) £ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017
Barclays Bank Group [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount			£ 1,129,343
IFRS 9 Impairment change	£ (1,859)
Total, IFRS 9 carrying amount	1,127,536
Loans and advances [member] | Barclays Bank Group [member]
Assets [abstract]
IAS 39 measurement category, assets		Amortised cost
IFRS 9 measurement category, assets		Amortised cost
Trading portfolio assets [member] | Barclays Bank Group [member]
Assets [abstract]
IAS 39 measurement category, assets		FVTPL
IFRS 9 measurement category, assets		FVTPL
Opening balance, IAS 39 carrying amount			113,755
IFRS 9 Impairment change	0
Total, IFRS 9 carrying amount	114,168
Financial Investments [member] | Barclays Bank Group [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount			52,067
IFRS 9 Impairment change	0
Total, IFRS 9 carrying amount	0
Financial investments, AFS - debt instruments [member] | Barclays Bank Group [member]
Assets [abstract]
IAS 39 measurement category, assets		AFS - debt instruments
IFRS 9 measurement category, assets		FVOCI
Financial investments, AFS - equity instruments [member] | Barclays Bank Group [member]
Assets [abstract]
IAS 39 measurement category, assets		AFS - equity instruments
IFRS 9 measurement category, assets		FVOCI
Financial investments, amortised cost [member] | Barclays Bank Group [member]
Assets [abstract]
IAS 39 measurement category, assets		Amortised cost
IFRS 9 measurement category, assets		Amortised cost
Financial assets at fair value through the income statement [member] | Barclays Bank Group [member]
Assets [abstract]
IAS 39 measurement category, assets		FVTPL
IFRS 9 measurement category, assets		FVTPL
Opening balance, IAS 39 carrying amount	116,282		116,282
IFRS 9 Impairment change	0
Total, IFRS 9 carrying amount	140,211
Financial assets designated at fair value [member]
Assets [abstract]
Total, IFRS 9 carrying amount	10,000
Financial assets designated at fair value [member] | Barclays Bank Group [member]
Assets [abstract]
IAS 39 measurement category, assets		FVTPL
IFRS 9 measurement category, assets		FVTPL
Opening balance, IAS 39 carrying amount			0
IFRS 9 Impairment change	0
Total, IFRS 9 carrying amount	0
Financial assets at fair value through other comprehensive income [member] | Barclays Bank Group [member]
Assets [abstract]
IAS 39 measurement category, assets		AFS
IFRS 9 measurement category, assets		FVOCI
Opening balance, IAS 39 carrying amount			0
IFRS 9 Impairment change	0
Total, IFRS 9 carrying amount	53,288
Loans and advances [member] | Financial assets at amortised cost [member] | Barclays Bank Group [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount			324,590
IFRS 9 Impairment change	(2,502)
Total, IFRS 9 carrying amount	317,744
Loans and advances [member] | Loans and advances [member] | Barclays Bank Group [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount			324,590
IFRS 9 Impairment change	(2,502)
Total, IFRS 9 carrying amount	317,744
Cash and balances at central banks [member] | Barclays Bank Group [member]
Assets [abstract]
IAS 39 measurement category, assets		Amortised cost
IFRS 9 measurement category, assets		Amortised cost
Opening balance, IAS 39 carrying amount			171,036
IFRS 9 Impairment change	0
Total, IFRS 9 carrying amount	171,036
Items in the course of collection from other banks [member] | Barclays Bank Group [member]
Assets [abstract]
IAS 39 measurement category, assets		Amortised cost
IFRS 9 measurement category, assets		Amortised cost
Opening balance, IAS 39 carrying amount			0
IFRS 9 Impairment change	0
Total, IFRS 9 carrying amount	0
Loans and advances to banks [member] | Barclays Bank Group [member]
Assets [abstract]
IAS 39 measurement category, assets		Amortised cost
IFRS 9 measurement category, assets		Amortised cost
Opening balance, IAS 39 carrying amount			0
IFRS 9 Impairment change	0
Total, IFRS 9 carrying amount	0
Loans and advances to customers [member] | Barclays Bank Group [member]
Assets [abstract]
IAS 39 measurement category, assets		Amortised cost
IFRS 9 measurement category, assets		Amortised cost
Opening balance, IAS 39 carrying amount			0
IFRS 9 Impairment change	0
Total, IFRS 9 carrying amount	0
Cash collateral and settlement balances [member] | Barclays Bank Group [member]
Assets [abstract]
IAS 39 measurement category, assets		Amortised cost
IFRS 9 measurement category, assets		Amortised cost
Opening balance, IAS 39 carrying amount			77,172
IFRS 9 Impairment change	(5)
Total, IFRS 9 carrying amount	74,769
Reverse repurchase agreements and other similar secured lending [member] | Barclays Bank Group [member]
Assets [abstract]
IAS 39 measurement category, assets		Amortised cost
IFRS 9 measurement category, assets		Amortised cost
Opening balance, IAS 39 carrying amount			12,546
IFRS 9 Impairment change	0
Total, IFRS 9 carrying amount	597
Net derivative financial instruments [member] | Barclays Bank Group [member]
Assets [abstract]
IAS 39 measurement category, assets		FVTPL
IFRS 9 measurement category, assets		FVTPL
Opening balance, IAS 39 carrying amount			237,987
IFRS 9 Impairment change	0
Total, IFRS 9 carrying amount	237,987
Investments in associates and joint ventures [member] | Barclays Bank Group [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount			718
IFRS 9 Impairment change	0
Total, IFRS 9 carrying amount	699
Goodwill and intangible assets [member] | Barclays Bank Group [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount			4,885
IFRS 9 Impairment change	0
Total, IFRS 9 carrying amount	4,885
Property, plant and equipment [member] | Barclays Bank Group [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount			1,519
IFRS 9 Impairment change	0
Total, IFRS 9 carrying amount	1,519
Current tax assets [member] | Barclays Bank Group [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount			376
IFRS 9 Impairment change	0
Total, IFRS 9 carrying amount	376
Deferred tax assets [member] | Barclays Bank Group [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount			3,352
IFRS 9 Impairment change	649
Total, IFRS 9 carrying amount	3,979
Retirement benefit assets [member] | Barclays Bank Group [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount			966
IFRS 9 Impairment change	0
Total, IFRS 9 carrying amount	966
Prepayments, accrued income and other assets [member] | Barclays Bank Group [member]
Assets [abstract]
IAS 39 measurement category, assets		Amortised cost
IFRS 9 measurement category, assets		Amortised cost
Opening balance, IAS 39 carrying amount			0
IFRS 9 Impairment change	0
Total, IFRS 9 carrying amount	0
Other assets [member] | Barclays Bank Group [member]
Assets [abstract]
IAS 39 measurement category, assets		Amortised cost
IFRS 9 measurement category, assets		Amortised cost
Opening balance, IAS 39 carrying amount			4,003
IFRS 9 Impairment change	(1)
Total, IFRS 9 carrying amount	4,119
Assets included in disposal groups classified as held for sale [member] | Barclays Bank Group [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount			1,193
IFRS 9 Impairment change	0
Total, IFRS 9 carrying amount	1,193
Published IAS 39 [member] | Barclays Bank Group [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount			1,129,343
Published IAS 39 [member] | Trading portfolio assets [member] | Barclays Bank Group [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount			113,755
Published IAS 39 [member] | Financial Investments [member] | Barclays Bank Group [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount			52,067
Published IAS 39 [member] | Financial assets at fair value through the income statement [member] | Barclays Bank Group [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount			0
Published IAS 39 [member] | Financial assets designated at fair value [member] | Barclays Bank Group [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount			116,282
Published IAS 39 [member] | Financial assets at fair value through other comprehensive income [member] | Barclays Bank Group [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount			0
Published IAS 39 [member] | Loans and advances [member] | Loans and advances [member] | Barclays Bank Group [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount			0
Published IAS 39 [member] | Cash and balances at central banks [member] | Barclays Bank Group [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount			171,036
Published IAS 39 [member] | Items in the course of collection from other banks [member] | Barclays Bank Group [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount			2,153
Published IAS 39 [member] | Loans and advances to banks [member] | Barclays Bank Group [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount			36,209
Published IAS 39 [member] | Loans and advances to customers [member] | Barclays Bank Group [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount			365,553
Published IAS 39 [member] | Cash collateral and settlement balances [member] | Barclays Bank Group [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount			0
Published IAS 39 [member] | Reverse repurchase agreements and other similar secured lending [member] | Barclays Bank Group [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount			12,546
Published IAS 39 [member] | Net derivative financial instruments [member] | Barclays Bank Group [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount			237,987
Published IAS 39 [member] | Investments in associates and joint ventures [member] | Barclays Bank Group [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount			718
Published IAS 39 [member] | Goodwill and intangible assets [member] | Barclays Bank Group [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount			4,885
Published IAS 39 [member] | Property, plant and equipment [member] | Barclays Bank Group [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount			1,519
Published IAS 39 [member] | Current tax assets [member] | Barclays Bank Group [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount			376
Published IAS 39 [member] | Deferred tax assets [member] | Barclays Bank Group [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount			3,352
Published IAS 39 [member] | Retirement benefit assets [member] | Barclays Bank Group [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount			966
Published IAS 39 [member] | Prepayments, accrued income and other assets [member] | Barclays Bank Group [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount			1,850
Published IAS 39 [member] | Other assets [member] | Barclays Bank Group [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount			0
Published IAS 39 [member] | Assets included in disposal groups classified as held for sale [member] | Barclays Bank Group [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount			1,193
Balance sheet presentation changes [member] | Barclays Bank Group [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount			0
Balance sheet presentation changes [member] | Trading portfolio assets [member] | Barclays Bank Group [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount			0
Balance sheet presentation changes [member] | Financial Investments [member] | Barclays Bank Group [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount			0
Balance sheet presentation changes [member] | Financial assets at fair value through the income statement [member] | Barclays Bank Group [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount			116,282
Balance sheet presentation changes [member] | Financial assets designated at fair value [member] | Barclays Bank Group [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount			(116,282)
Balance sheet presentation changes [member] | Financial assets at fair value through other comprehensive income [member] | Barclays Bank Group [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount			0
Balance sheet presentation changes [member] | Loans and advances [member] | Loans and advances [member] | Barclays Bank Group [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount			324,590
Balance sheet presentation changes [member] | Cash and balances at central banks [member] | Barclays Bank Group [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount			0
Balance sheet presentation changes [member] | Items in the course of collection from other banks [member] | Barclays Bank Group [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount			(2,153)
Balance sheet presentation changes [member] | Loans and advances to banks [member] | Barclays Bank Group [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount			(36,209)
Balance sheet presentation changes [member] | Loans and advances to customers [member] | Barclays Bank Group [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount			(365,553)
Balance sheet presentation changes [member] | Cash collateral and settlement balances [member] | Barclays Bank Group [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount			77,172
Balance sheet presentation changes [member] | Reverse repurchase agreements and other similar secured lending [member] | Barclays Bank Group [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount			0
Balance sheet presentation changes [member] | Net derivative financial instruments [member] | Barclays Bank Group [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount			0
Balance sheet presentation changes [member] | Investments in associates and joint ventures [member] | Barclays Bank Group [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount			0
Balance sheet presentation changes [member] | Goodwill and intangible assets [member] | Barclays Bank Group [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount			0
Balance sheet presentation changes [member] | Property, plant and equipment [member] | Barclays Bank Group [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount			0
Balance sheet presentation changes [member] | Current tax assets [member] | Barclays Bank Group [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount			0
Balance sheet presentation changes [member] | Deferred tax assets [member] | Barclays Bank Group [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount			0
Balance sheet presentation changes [member] | Retirement benefit assets [member] | Barclays Bank Group [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount			0
Balance sheet presentation changes [member] | Prepayments, accrued income and other assets [member] | Barclays Bank Group [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount			(1,850)
Balance sheet presentation changes [member] | Other assets [member] | Barclays Bank Group [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount			4,003
Balance sheet presentation changes [member] | Assets included in disposal groups classified as held for sale [member] | Barclays Bank Group [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount			£ 0
IFRSs 9 [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	0
IFRSs 9 [member] | Trading portfolio assets [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	0
IFRSs 9 [member] | Financial Investments [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	(57,463)
IFRSs 9 [member] | Financial assets at fair value through the income statement [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	0
IFRSs 9 [member] | Financial assets designated at fair value [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	0
IFRSs 9 [member] | Financial assets at fair value through other comprehensive income [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	52,354
IFRSs 9 [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	5,109
IFRSs 9 [member] | Loans and advances [member] | Loans and advances [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	5,109
IFRSs 9 [member] | Cash and balances at central banks [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	0
IFRSs 9 [member] | Items in the course of collection from other banks [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	0
IFRSs 9 [member] | Loans and advances to banks [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	0
IFRSs 9 [member] | Loans and advances to customers [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	0
IFRSs 9 [member] | Cash collateral and settlement balances [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	0
IFRSs 9 [member] | Reverse repurchase agreements and other similar secured lending [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	0
IFRSs 9 [member] | Net derivative financial instruments [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	0
IFRSs 9 [member] | Investments in associates and joint ventures [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	0
IFRSs 9 [member] | Goodwill and intangible assets [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	0
IFRSs 9 [member] | Property, plant and equipment [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	0
IFRSs 9 [member] | Current tax assets [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	0
IFRSs 9 [member] | Deferred tax assets [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	0
IFRSs 9 [member] | Retirement benefit assets [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	0
IFRSs 9 [member] | Prepayments, accrued income and other assets [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	0
IFRSs 9 [member] | Other assets [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	0
IFRSs 9 [member] | Assets included in disposal groups classified as held for sale [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	0
IFRSs 15 impact [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	67
IFRSs 15 impact [member] | Trading portfolio assets [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	0
IFRSs 15 impact [member] | Financial Investments [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	0
IFRSs 15 impact [member] | Financial assets at fair value through the income statement [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	0
IFRSs 15 impact [member] | Financial assets designated at fair value [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	0
IFRSs 15 impact [member] | Financial assets at fair value through other comprehensive income [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	0
IFRSs 15 impact [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	0
IFRSs 15 impact [member] | Loans and advances [member] | Loans and advances [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	0
IFRSs 15 impact [member] | Cash and balances at central banks [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	0
IFRSs 15 impact [member] | Items in the course of collection from other banks [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	0
IFRSs 15 impact [member] | Loans and advances to banks [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	0
IFRSs 15 impact [member] | Loans and advances to customers [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	0
IFRSs 15 impact [member] | Cash collateral and settlement balances [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	0
IFRSs 15 impact [member] | Reverse repurchase agreements and other similar secured lending [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	0
IFRSs 15 impact [member] | Net derivative financial instruments [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	0
IFRSs 15 impact [member] | Investments in associates and joint ventures [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	0
IFRSs 15 impact [member] | Goodwill and intangible assets [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	0
IFRSs 15 impact [member] | Property, plant and equipment [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	0
IFRSs 15 impact [member] | Current tax assets [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	0
IFRSs 15 impact [member] | Deferred tax assets [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	(22)
IFRSs 15 impact [member] | Retirement benefit assets [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	0
IFRSs 15 impact [member] | Prepayments, accrued income and other assets [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	0
IFRSs 15 impact [member] | Other assets [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	89
IFRSs 15 impact [member] | Assets included in disposal groups classified as held for sale [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	0
IFRS 9 classification and measurement [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	(15)
IFRS 9 classification and measurement [member] | Trading portfolio assets [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	413
IFRS 9 classification and measurement [member] | Financial Investments [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	(1,135)
IFRS 9 classification and measurement [member] | Financial assets at fair value through the income statement [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	23,929
IFRS 9 classification and measurement [member] | Financial assets designated at fair value [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	0
IFRS 9 classification and measurement [member] | Financial assets at fair value through other comprehensive income [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	934
IFRS 9 classification and measurement [member] | Loans and advances [member] | Loans and advances [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	(9,453)
IFRS 9 classification and measurement [member] | Cash and balances at central banks [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	0
IFRS 9 classification and measurement [member] | Items in the course of collection from other banks [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	0
IFRS 9 classification and measurement [member] | Loans and advances to banks [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	0
IFRS 9 classification and measurement [member] | Loans and advances to customers [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	0
IFRS 9 classification and measurement [member] | Cash collateral and settlement balances [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	(2,398)
IFRS 9 classification and measurement [member] | Reverse repurchase agreements and other similar secured lending [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	(11,949)
IFRS 9 classification and measurement [member] | Net derivative financial instruments [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	0
IFRS 9 classification and measurement [member] | Investments in associates and joint ventures [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	(19)
IFRS 9 classification and measurement [member] | Goodwill and intangible assets [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	0
IFRS 9 classification and measurement [member] | Property, plant and equipment [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	0
IFRS 9 classification and measurement [member] | Current tax assets [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	0
IFRS 9 classification and measurement [member] | Deferred tax assets [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	0
IFRS 9 classification and measurement [member] | Retirement benefit assets [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	0
IFRS 9 classification and measurement [member] | Prepayments, accrued income and other assets [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	0
IFRS 9 classification and measurement [member] | Other assets [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	28
IFRS 9 classification and measurement [member] | Assets included in disposal groups classified as held for sale [member] | Barclays Bank Group [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	£ 0